Other Long-term Payable (Tables)	12 Months Ended
Dec. 31, 2015
Other Long-term Payable
Summary of other long-term payables

The following is a summary of other long-term payables as of December 31, 2014 and 2015 (in thousands):

	December 31,	December 31,
	2014	2015
	RMB	RMB
RSU long-term payable (see Note 2(o))	106,230	84,774
Other	200	200

	106,430	84,974